ARROW RESERVE CAPITAL MANAGEMENT ETF
SCHEDULE OF INVESTMENTS (Unaudited)
April 30, 2024

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 66.9%
	AEROSPACE & DEFENSE — 3.0%
424,000	Raytheon Technologies Corporation		3.9500	08/16/25	$ 415,667
154,000	RTX Corporation		3.1500	12/15/24	151,583
792,000	Textron, Inc.		3.8750	03/01/25	780,461
					1,347,711
	BANKING — 13.6%
923,000	Bank of America NA		5.6500	08/18/25	924,560
840,000	Citibank NA		5.8640	09/29/25	844,345
423,000	Citigroup, Inc.		3.7500	06/16/24	421,916
698,000	Discover Bank		2.4500	09/12/24	689,418
427,000	Fifth Third Bank NA		3.9500	07/28/25	417,527
593,000	JPMorgan Chase & Company		3.9000	07/15/25	581,767
395,000	KeyBank NA(a)	SOFRINDX + 0.320%	5.6550	06/14/24	394,802
535,000	KeyBank NA		4.1500	08/08/25	519,367
730,000	Synchrony Bank		5.4000	08/22/25	720,980
291,000	Truist Financial Corporation		4.2500	09/30/24	288,496
29,000	Truist Financial Corporation		4.0000	05/01/25	28,520
27,000	Truist Financial Corporation		3.7000	06/05/25	26,397
395,000	Wells Fargo Bank NA		5.5500	08/01/25	395,258
					6,253,353
	BEVERAGES — 3.1%
625,000	Constellation Brands, Inc.		3.6000	05/09/24	624,674
297,000	Constellation Brands, Inc.		4.7500	11/15/24	295,417
493,000	PepsiCo, Inc.(b)	SOFRINDX + 0.400%	5.7440	11/12/24	493,660
					1,413,751
	BIOTECH & PHARMA — 8.0%
715,000	AbbVie, Inc.		3.8000	03/15/25	704,320
715,000	Amgen, Inc.		5.2500	03/02/25	712,340
462,000	Bristol-Myers Squibb Company		3.6250	05/15/24	461,653
463,000	Bristol-Myers Squibb Company		4.9500	02/20/26	459,887
273,000	Gilead Sciences, Inc.		3.5000	02/01/25	268,804
939,000	Pfizer Investment Enterprises Pte Ltd.		4.6500	05/19/25	931,930
161,000	Zoetis, Inc.		4.5000	11/13/25	158,566
					3,697,500

ARROW RESERVE CAPITAL MANAGEMENT ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2024

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 66.9% (Continued)
	CHEMICALS — 0.2%
75,000	Sherwin-Williams Company (The)	3.3000	02/01/25	$ 73,941

	DIVERSIFIED INDUSTRIALS — 1.7%
163,000	Parker-Hannifin Corporation	2.7000	06/14/24	162,395
641,000	Parker-Hannifin Corporation	3.6500	06/15/24	638,994
				801,389
	E-COMMERCE DISCRETIONARY — 1.2%
551,000	Amazon.com, Inc.	4.7000	11/29/24	549,410

	ELECTRIC UTILITIES — 6.8%
638,000	Dominion Energy, Inc.	3.9000	10/01/25	622,393
813,000	Eversource Energy	4.2000	06/27/24	810,930
141,000	NextEra Energy Capital Holdings, Inc.	4.2550	09/01/24	140,184
668,000	NextEra Energy Capital Holdings, Inc.	6.0510	03/01/25	669,518
130,000	NextEra Energy Capital Holdings, Inc.	4.4500	06/20/25	128,178
749,000	Tampa Electric Company	3.8750	07/12/24	745,956
				3,117,159
	ELECTRICAL EQUIPMENT — 1.2%
433,000	Johnson Controls International plc	3.9000	02/14/26	420,233
141,000	Trane Technologies Financing Ltd.	3.5500	11/01/24	139,481
				559,714
	FOOD — 4.5%
923,000	Campbell Soup Company	3.9500	03/15/25	908,613
650,000	Conagra Brands, Inc.	4.3000	05/01/24	650,000
114,000	General Mills, Inc.	4.0000	04/17/25	112,279
419,000	McCormick & Company, Inc.	3.1500	08/15/24	415,734
				2,086,626
	HEALTH CARE FACILITIES & SERVICES — 1.8%
257,000	Cigna Group (The)	3.2500	04/15/25	251,348
588,000	Quest Diagnostics, Inc.	3.5000	03/30/25	576,226
				827,574
	INDUSTRIAL INTERMEDIATE PRODUCT — 1.2%
579,000	Timken Company (The)	3.8750	09/01/24	575,017

ARROW RESERVE CAPITAL MANAGEMENT ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2024

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 66.9% (Continued)
	INSTITUTIONAL FINANCIAL SERVICES — 4.3%
762,000	Bank of New York Mellon Corporation (The)	3.2500	09/11/24	$ 755,607
615,000	Goldman Sachs Group, Inc. (The)	5.7000	11/01/24	615,037
44,000	Goldman Sachs Group, Inc. (The)	3.5000	01/23/25	43,320
33,000	Goldman Sachs Group, Inc. (The)	3.5000	04/01/25	32,361
47,000	Goldman Sachs Group, Inc. (The)	3.7500	05/22/25	46,094
162,000	Morgan Stanley	4.0000	07/23/25	158,925
317,000	Morgan Stanley	3.8750	01/27/26	307,996
				1,959,340
	INSURANCE — 2.1%
153,000	Marsh & McLennan Companies, Inc.	3.5000	06/03/24	152,675
500,000	New York Life Global Funding(c)	3.1500	06/06/24	498,670
317,000	Principal Life Global Funding II(c)	0.7500	08/23/24	312,141
				963,486
	LEISURE FACILITIES & SERVICES — 1.2%
562,000	Marriott International, Inc.	3.7500	03/15/25	552,271

	MEDICAL EQUIPMENT & DEVICES — 2.4%
1,098,000	Becton Dickinson & Company	3.7340	12/15/24	1,083,711

	OIL & GAS PRODUCERS — 0.3%
140,000	PDC Energy, Inc.	5.7500	05/15/26	140,008

	REAL ESTATE INVESTMENT TRUSTS — 1.2%
548,000	Host Hotels & Resorts, L.P.	4.0000	06/15/25	535,987
37,000	Realty Income Corporation	3.8750	04/15/25	36,406
				572,393
	RETAIL - DISCRETIONARY — 3.3%
163,000	Lowe's Companies, Inc.	4.0000	04/15/25	160,571
658,000	Lowe's Companies, Inc.	4.4000	09/08/25	648,709
697,000	Ross Stores, Inc.	4.6000	04/15/25	690,182
				1,499,462
	SPECIALTY FINANCE — 1.5%
449,000	American Express Company	3.3750	05/03/24	448,969

ARROW RESERVE CAPITAL MANAGEMENT ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2024

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 66.9% (Continued)
	SPECIALTY FINANCE — 1.5% (Continued)
245,000	American Express Company	3.6250	12/05/24	$ 242,175
				691,144
	TECHNOLOGY SERVICES — 0.4%
194,000	International Business Machines Corporation	4.0000	07/27/25	190,542

	TELECOMMUNICATIONS — 1.8%
160,000	AT&T, Inc.	5.5390	02/20/26	159,570
163,000	Verizon Communications, Inc.	3.5000	11/01/24	161,319
523,000	Verizon Communications, Inc.	3.3760	02/15/25	513,864
				834,753
	TOBACCO & CANNABIS — 2.1%
969,000	Philip Morris International, Inc.	5.1250	11/15/24	966,664

	TOTAL CORPORATE BONDS (Cost $30,768,943)			30,756,919

	MUNICIPAL BONDS — 1.9%
	AIRPORTS — 0.8%
350,000	Port of Seattle WA	2.8360	05/01/24	350,000

	CITY — 0.8%
377,000	Town of Swampscott MA	6.0000	10/24/24	377,353

	ECON & INDUST DEVELOPMENT — 0.3%
100,000	New York State Energy Research & Development	3.6200	04/01/25	97,922
45,000	New York State Energy Research & Development	6.1020	04/01/25	44,984
				142,906

	TOTAL MUNICIPAL BONDS (Cost $870,939)			870,259

ARROW RESERVE CAPITAL MANAGEMENT ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2024

Principal Amount ($)		Yield Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 30.7%
	U.S. TREASURY BILLS — 14.5%
1,000,000	United States Treasury Bill(d)	0.0000	05/14/24	$ 998,115
395,000	United States Treasury Bill(d)	0.0000	05/07/24	394,653
950,000	United States Treasury Bill(d)	0.0000	05/09/24	948,887
900,000	United States Treasury Bill(d)	0.0000	05/28/24	896,446
850,000	United States Treasury Bill(d)	0.0000	06/04/24	845,763
1,500,000	United States Treasury Bill(d)	0.0000	06/11/24	1,490,981
1,135,000	United States Treasury Bill(d)	0.0000	07/16/24	1,122,444
				6,697,289
	U.S. TREASURY NOTES — 16.2%	Coupon Rate (%)
1,610,000	United States Treasury Note	3.0000	06/30/24	1,603,441
1,150,000	United States Treasury Note	3.0000	07/31/24	1,143,096
1,100,000	United States Treasury Note	3.2500	08/31/24	1,092,326
1,270,000	United States Treasury Note	4.2500	09/30/24	1,264,035
2,350,000	United States Treasury Note	4.5000	11/30/24	2,338,478
				7,441,376

	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $14,145,341)			14,138,665

	TOTAL INVESTMENTS - 99.5% (Cost $45,785,223)			$ 45,765,843
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.5%			242,613
	NET ASSETS - 100.0%			$ 46,008,456

LP	- Limited Partnership
LTD	- Limited Company
PLC	- Public Limited Company
REIT	- Real Estate Investment Trust
SOFRINDX	- United States SOFR Secured Overnight Financing Rate Index
(a)	Variable rate security; the rate shown represents the rate on April 30, 2024.
(b)	Floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(c)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of April 30, 2024 the total market value of 144A securities is $810,811 or 1.8% of net assets.
(d)	Zero coupon bond.